Fixed Assets	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Fixed Assets
10.	FIXED ASSETS

Fixed assets consist of:

	2016	2015

Cost
Land	$254	$259
Buildings	1,942	1,659
Machinery and equipment	12,349	11,016

	14,545	12,934
Accumulated depreciation
Buildings	(652)	(590)
Machinery and equipment	(6,871)	(6,396)

	$7,022	$5,948

Included in the cost of fixed assets are construction in progress expenditures of $1.0 billion [2015 - $1.3 billion] that have not been depreciated.